Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net (loss)/income	$ (2,682,389)	$ 895,932
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation of vessels and equipment	1,847,689	1,853,833
Amortization of debt issuance cost	21,090	32,838
Amortization of deferred dry-docking cost	321,704	137,375
Amortization of operating lease right-of-use assets	1,560,385	1,498,080
Loss from short-term investment	20,597
Amortization of discount for long-term payable	17,521	50,827
Interest expense on convertible notes	392,605
Changes in operating assets and liabilities:
Accounts receivable	(1,126)	261,821
Accounts receivable-related parties	1,013,315
Prepayments and other assets	(8,173,385)	(85,424)
Accounts payable	(171,027)	14,152
Contract liabilities-related party	64,235
Accrued expenses and other liabilities	125,641	(21,911)
Due from related parties	(80,926)	106,889
Due to related parties	(50,612)	94,383
Operating lease liabilities	(1,437,353)	(1,656,638)
Net cash (used in)/provided by operating activities	(7,212,036)	3,182,157
Cash flows from investing activities:
Purchase of long-lived assets	(1,316,711)	(546,901)
Redemption of short-term investment	10,280,272
Net cash provided by/(used in) investing activities	8,963,561	(546,901)
Cash flows from financing activities:
Repayment of long-term loan	(828,144)	(828,144)
Financing lease liabilities-principal repayment	(1,694,418)	(1,626,284)
Proceeds from private placement	192,060	1,350,000
Proceeds from convertible note	1,972,889
Repayment of loan owing to related-party	(3,000,000)
Deferred IPO cost		(377,543)
Net cash used in financing activities	(3,357,613)	(1,481,971)
Net (decrease)/increase in cash	(1,606,088)	1,153,285
Cash at beginning of period	5,648,749	3,751,921
Cash at end of period	4,042,661	4,905,206
Supplemental disclosure information:
Cash paid for interest	562,952	1,051,307
Non-cash transactions:
Conversion of convertible note	275,000
Issuance of commitment shares and pre-delivery shares for convertible note	$ 1,972,889